Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental cash flow information
Supplemental cash flow information
Note 18: Supplemental cash flow information

The impact of changes in non-cash working capital was as follows:

	Years ended December 31
	2022	2021
Accounts receivable	$(47)	$505
Prepaid expenses and deposits	(94)	260
Accounts payable and accrued liabilities	(762)	(499)
Changes in non-cash working capital	$(903)	$266

Operating activities include the following cash received:

	Years ended December 31
	2022	2021
Income taxes refunded (note 5d)	$187	$3,835